S-K 1603(a) SPAC Sponsor	Jul. 21, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	In connection with the execution of the Business Combination Agreement, on October 13, 2025, SPAC entered into a support agreement with New Sponsor, Maywood Sponsor, LLC, a Delaware limited liability company (the “Prior Sponsor,” and together with the New Sponsor, the “Sponsors”), Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC (“Cohen”), Seaport Global Securities LLC (“Seaport” and together with Cohen, the “Representatives”), the Company and PubCo (the “SPAC Holders Support Agreement”).
SPAC Sponsor Form of Organization	Limited Liability Company